NVIT Cardinal Aggressive Fund
FUND SUMMARY: NVIT CARDINAL AGGRESSIVE FUND
Objective
The NVIT CardinalSM Aggressive Fund (“Aggressive Fund” or the “Fund”) seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NVIT Cardinal Aggressive Fund		Class I Shares	Class II Shares
Management Fees		0.20%	0.20%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses		0.29%	0.29%
Acquired Fund Fees and Expenses		0.78%	0.78%
Total Annual Fund Operating Expenses		1.27%	1.52%
Amount of Fee Waiver/Expense Reimbursement	[1][2]	(0.16%)	(0.32%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.11%	1.20%
[1]	The Trust and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting annual fund operating expenses to 0.28% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) for all share classes until at least April 30, 2013. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees. The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative services fees can be found in "Investing with Nationwide Funds" on page 39 of this Prospectus.
[2]	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fee for Class II shares until April 30, 2013.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example NVIT Cardinal Aggressive Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I shares	113	387	682	1,520
Class II shares	122	449	799	1,785

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26.41% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a "fund of funds" that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund aims to provide diversification across traditional asset classes—U.S. stocks and international stocks—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective of maximum growth of capital with an aggressive level of risk by investing heavily in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including small- and mid-cap companies), that the investment adviser believes offer opportunities for capital growth. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 65% of its net assets in U.S. stocks and approximately 30% in international stocks. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for aggressive investors who are comfortable with incurring the risks associated with growth investing in a high percentage of stocks, including international stocks. The Fund is also designed for investors who have long time horizons, who want to maximize long-term returns and who have a high tolerance for possible short-term losses.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments-and therefore, the value of Fund shares-may fluctuate. These changes may occur because of:

Asset allocation risk — the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it.

Performance risk — the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund’s performance could be negatively affected.

Stock market risk — the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk — foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Small- and mid-cap risk — small- and mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Nondiversified fund risk — because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund’s value and total return.

Strategy risk — there is the risk that the investment adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk — there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund’s investments goes down, you may lose money.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The table also compares the Fund's average annual total returns to a hypothetical composite index that is comprised of 65% Russell 3000 Index, 30% MSCI Europe, Australasia and Far East Index, and 5% Barclays Capital U.S. Aggregate Bond Index, which is a representation of the performance of the Fund's asset classes according to its weighting. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns - Class II Shares (Years Ended December 31,)

Best Quarter: 16.43% — 3rd qtr. of 2009 Worst Quarter: -18.36% — 3rd qtr. of 2011
Average Annual Total Returns (For Periods Ended December 31, 2011)
Average Annual Total Returns NVIT Cardinal Aggressive Fund	1 Year	Since Inception	Inception Date
Class I Shares	(6.19%)	(1.29%)	Mar. 28, 2008
Class II Shares	(6.38%)	(1.39%)	Mar. 28, 2008
Russell 3000 Index (reflects no deduction for fees and expenses)	1.03%	1.25%	Mar. 28, 2008
Aggressive Fund Composite Index (reflects no deduction for fees or expenses)	(2.57%)	(0.66%)	Mar. 28, 2008